UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  6/30

Date of reporting period: 3/31/15

Item 1. Schedule of Investments.

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2015 (unaudited)

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 100.0%
California 100.0%
ABAG Finance Authority for Nonprofit Corps. Insured Health Facility Revenue, Institute on Aging, Series A, California
Mortgage Insured, 5.65%, 8/15/38	$9,000,000	$10,193,040
ABAG Finance Authority for Nonprofit Corps. Revenue,
Casa de las Campanas Inc., California Mortgage Insured, 6.00%, 9/01/37	11,000,000	13,416,150
Channing House, California Mortgage Insured, 6.00%, 5/15/30	8,495,000	10,291,523
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured,
5.25%, 10/01/21	64,660,000	70,674,673
5.45%, 10/01/25	25,000,000	27,467,000
Alhambra City Elementary School District GO, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn.,
9/01/27	3,035,000	1,913,841
Alisal USD, GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn.,
8/01/32	3,355,000	1,586,278
8/01/33	3,610,000	1,622,948
2/01/34	3,345,000	1,460,561
Alvord USD, GO, Riverside County,
Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	9,070,000	10,059,083
Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	14,690,000	16,540,352
Anaheim City School District GO, Election of 2010, AGMC Insured, 6.25%, 8/01/40	7,500,000	9,410,850
Antioch USD, GO, Election of 2008, School Facilities Improvement No. 1-B, Assured Guaranty, 5.375%, 8/01/36	3,130,000	3,595,212
Atascadero USD, GO, Election of 2010, Series A, AGMC Insured, 5.00%, 8/01/40	6,235,000	6,929,579
Atwater PFA Wastewater Revenue, AGMC Insured, 6.125%, 5/01/45	4,620,000	5,101,312
Auburn PFA Wastewater Revenue, Assured Guaranty, 5.50%, 6/01/39	1,880,000	2,166,606
Auburn USD, COP, Refinancing Project,
Assured Guaranty, Pre-Refunded, 5.00%, 6/01/38	8,390,000	8,849,688
Refunding, Assured Guaranty, 5.00%, 6/01/38	1,610,000	1,674,964
Bakersfield Wastewater Revenue, Series A, AGMC Insured, 5.00%, 9/15/32	10,430,000	11,376,105
Baldwin Park RDA Tax Allocation, Refunding, AGMC Insured, 5.70%, 9/01/25	4,000,000	4,008,840
Baldwin Park USD, GO,
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/28	5,810,000	2,894,019
Los Angeles County, Election of 2006, Refunding, BAM Insured, 5.00%, 8/01/43	5,000,000	5,668,800
Bay Area Toll Authority Toll Bridge Revenue, Series S-4, AGMC Insured, 5.125%, 4/01/48	20,000,000	22,636,400
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured,
5.75%, 8/01/36	6,200,000	7,501,442
zero cpn., 8/01/40	11,000,000	3,618,450
Berkeley USD, GO, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,973,624
Buckeye USD, GO, Election of 2006, AGMC Insured, Pre-Refunded, 5.00%, 8/01/32	10,705,000	10,874,353
California Health Facilities Financing Authority Revenue, Northern California Presbyterian Homes and Services Inc.,
Refunding, 5.40%, 7/01/28	5,000,000	5,014,100
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic Retrofit, first lien, Series
A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	8,460,000	11,025,072
California Municipal Finance Authority Senior Living Revenue, Pilgrim Place in Claremont, Series A, California Mortgage
Insured,
5.875%, 5/15/29	2,895,000	3,400,004
6.125%, 5/15/39	5,830,000	6,879,400
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured, 5.00%, 8/01/32	10,000,000	11,366,600
California State Community College Financing Authority Lease Revenue,
College of the Sequoias and Kern Community College District, AGMC Insured, 5.00%, 6/01/30	2,330,000	2,635,649
College of the Sequoias and Kern Community College District, AGMC Insured, 5.125%, 6/01/35	1,250,000	1,408,563
Grossmont-Cuyamaca Palomar and Shasta-Tehama-Trinity Joint Community College District, Series A, NATL Insured,
5.125%, 4/01/31	880,000	897,811
California State Department of Water Resources Water System Revenue, Central Valley Project, Series AD, AGMC Insured,
Pre-Refunded, 5.00%, 12/01/26	25,000	25,197
California State Educational Facilities Authority Revenue, Stanford University,
Refunding, Series U-3, 5.00%, 6/01/43	16,245,000	22,468,784
Series U-4, 5.00%, 6/01/43	9,775,000	13,519,998
California State GO,
NATL Insured, 6.00%, 8/01/16	210,000	213,988
NATL Insured, 6.00%, 10/01/21	65,000	66,892
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,335,000	1,346,187

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
California State Health Facilities Financing Authority Revenue,
Children's Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	7,000,000	8,059,310
Community Development Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured,
6.25%, 2/01/26	5,000,000	6,209,950
Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25	795,000	797,719
[a] Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/34	1,000,000	1,142,580
[a] Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/39	1,450,000	1,647,331
[a] Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/44	1,160,000	1,313,584
Sutter Health, Series A, BHAC Insured, 5.00%, 11/15/42	15,000,000	15,992,250
California State Public School District Financing Authority Lease Revenue, Southern Kern USD, Series B, AGMC Insured,
ETM, 5.90%, 9/01/26	1,615,000	2,049,516
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/33	5,000,000	5,530,750
California Statewide CDA,
COP, NATL Insured, 5.00%, 4/01/18	2,440,000	2,445,392
COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21	3,290,000	3,295,593
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,447,300
MFHR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA Insured, 5.80%, 8/01/33	2,785,000	2,788,175
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	16,770,000	18,170,295
Catholic Healthcare West, Series K, Assured Guaranty, 5.50%, 7/01/41	17,000,000	18,459,450
Enloe Medical Center, Series B, California Mortgage Insured, 6.25%, 8/15/28	17,215,000	20,018,979
Henry Mayo Newhall Memorial, Refunding, Series A, AGMC Insured, 5.25%, 10/01/43	3,000,000	3,436,650
Henry Mayo Newhall Memorial, Series B, AMBAC Insured, Pre-Refunded, 5.05%, 10/01/28	7,825,000	8,933,802
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	17,765,000	21,484,103
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.25%, 11/15/35	2,000,000	2,308,200
The Redwoods Project, Refunding, California Mortgage Insured, 5.125%, 11/15/35	2,000,000	2,260,520
The Redwoods Project, Refunding, California Mortgage Insured, 5.375%, 11/15/44	7,250,000	8,247,600
Refunding, Series A, California Mortgage Insured, 5.00%, 8/01/21	980,000	983,175
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	20,000,000	21,800,800
Sutter Health, Series C, AGMC Insured, 5.05%, 8/15/38	15,000,000	16,425,600
Carlsbad USD, COP, Series A, Assured Guaranty, 5.00%,
10/01/34	14,000,000	15,912,960
10/01/41	3,880,000	4,369,035
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,136,400
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,934,845
Centinela Valley UHSD, GO, County of Los Angeles, Election of 2010, Series B, AGMC Insured, 5.00%, 8/01/50	3,850,000	4,209,821
Central USD, GO, Election of 2008, Series A, Assured Guaranty,
5.50%, 8/01/29	3,000,000	3,522,990
5.625%, 8/01/33	3,500,000	4,118,800
Chico PFAR, Merged Redevelopment Project Area, NATL Insured, 5.125%, 4/01/24	2,790,000	2,792,734
Coachella Valley USD, GO, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn.,
8/01/36	8,000,000	3,064,560
8/01/37	8,000,000	2,916,960
8/01/40	7,500,000	2,364,450
8/01/43	10,000,000	2,719,400
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 8/01/33	5,000,000	5,857,850
College of the Sequoias Visalia Area ID No. 2 GO, Election of 2008,
Series A, Assured Guaranty, 5.50%, 8/01/33	5,750,000	6,736,527
Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,402,270
Colton Joint USD, GO,
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/42	16,365,000	4,634,895
San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34	10,665,000	12,327,140
Corona-Norco USD, GO,
Capital Appreciation, Refunding, Series B, AGMC Insured, zero cpn., 3/01/25	1,400,000	1,049,622
Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23	2,320,000	1,867,322
Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24	2,620,000	2,013,496
Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/25	4,655,000	3,425,521
Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/26	6,080,000	4,271,565
Election of 2006, Series B, Assured Guaranty, 5.375%, 2/01/34	12,000,000	13,562,160
Election of 2006, Series C, AGMC Insured, 5.50%, 8/01/39	7,500,000	8,769,525
Coronado CDA Tax Allocation, Community Development Project, NATL Insured, 5.375%, 9/01/26	2,700,000	2,709,855
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	7,649,155
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	4,178,615
Delano Community RDA Successor Agency Tax Allocation, Redevelopment Project Area No. 1, Refunding, Series A, AGMC
Insured, 5.00%, 9/01/38	2,260,000	2,598,277

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,620,000	1,836,108
Desert Sands USD, COP, Financing Project, AGMC Insured, 5.75%, 3/01/24	10,000,000	11,227,300
East Bay MUD Wastewater System Revenue, Refunding,
Series A, 5.00%, 6/01/35	5,440,000	6,507,763
Series A, 5.00%, 6/01/36	6,405,000	7,649,684
Series A-2, 5.00%, 6/01/38	12,060,000	15,993,248
East Bay MUD Water System Revenue, Refunding, Series A, 5.00%, 6/01/35	12,000,000	14,414,280
El Monte UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 6/01/34	11,355,000	13,220,286
Elsinore Valley Municipal Water District COP, Refunding, Series A, BHAC Insured, 5.00%, 7/01/29	7,245,000	8,069,336
Escondido UHSD, COP, AGMC Insured, 5.00%,
6/01/33	3,500,000	3,990,245
6/01/37	2,500,000	2,826,650
Fairfax Elementary School District GO, Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,733,548
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Convertible Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter, 1/15/31	35,000,000	26,922,000
Convertible Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.625% thereafter, 1/15/32	37,260,000	28,445,774
Refunding, Series A, AGMC Insured, 5.00%, 1/15/42	10,000,000	11,141,300
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	4,380,000	4,885,890
Fowler USD, GO,
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/41	3,095,000	908,568
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/42	3,005,000	839,777
Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	4,132,154
Franklin-McKinley School District GO, Santa Clara County,
Election of 2004, Series A, FGIC Insured, Pre-Refunded, 5.00%, 8/01/29	5,280,000	5,363,530
Election of 2010, Series C, BAM Insured, 5.00%, 8/01/44	5,000,000	5,579,600
Fresno USD, GO, Refunding, Series C, NATL Insured, 5.90%,
2/01/20	2,065,000	2,463,194
8/01/22	3,000,000	3,656,070
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%,
9/01/31	2,500,000	2,845,275
Fullerton School District GO, Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	3,030,000	2,446,058
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	5,000,000	5,001,600
Grossmont UHSD, GO,
Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24	5,110,000	3,935,313
Election of 2008, Series A, AGMC Insured, 5.00%, 8/01/33	1,440,000	1,624,579
Election of 2008, Series A, AGMC Insured, 5.25%, 8/01/33	7,510,000	8,607,511
Hawthorne School District GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	1,000,000	1,133,530
Hayward USD, GO, Capital Appreciation, Election of 2008, Series A, AGMC Insured, zero cpn., 8/01/38	9,875,000	2,245,575
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,293,060
Indian Wells Valley Water District COP, Refunding, Assured Guaranty,
5.125%, 10/01/32	1,690,000	1,905,188
5.25%, 10/01/39	7,590,000	8,547,023
Irvine USD Special Tax, CFD No. 01-1, Refunding, BAM Insured, 5.00%, 9/01/38	7,000,000	8,049,930
Jefferson UHSD San Mateo County GO, Refunding, Series A, NATL Insured, 6.45%,
8/01/25	3,045,000	3,865,658
8/01/29	3,075,000	4,029,296
Jurupa PFA Special Tax Revenue,
Refunding, Series A, AGMC Insured, 5.25%, 9/01/42	3,250,000	3,557,060
Series A, AGMC Insured, 5.125%, 9/01/37	4,000,000	4,354,360
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,546,480
Kern High School District GO, AGMC Insured, ETM, 6.625%, 8/01/15	1,400,000	1,429,596
La Habra COP, Refunding, Series A, AGMC Insured, 5.25%, 9/01/40	7,900,000	9,079,233
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%, 8/15/28	1,855,000	2,139,872
Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	10,000,000	11,019,700
Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	11,649,600
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/45	11,540,000	2,872,191
Lancaster School District GO, Capital Appreciation, Election of 1999, NATL Insured, zero cpn.,
8/01/25	5,495,000	3,926,837
7/01/26	5,965,000	4,087,457
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,971,706
Lemon Grove School District GO, Election of 2008, Series A, Assured Guaranty, 5.125%, 8/01/33	2,100,000	2,399,775
Live Oak School District COP, Assured Guaranty,
5.50%, 8/01/29	1,245,000	1,457,459
5.875%, 8/01/34	2,270,000	2,658,579
5.875%, 8/01/39	2,750,000	3,214,475

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32	18,960,000	20,775,230
Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach Redevelopment Projects, Series A, AMBAC
Insured, 5.00%,
8/01/25	7,015,000	7,015,842
8/01/31	3,135,000	3,117,475
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	30,000,000	34,058,700
Los Angeles Mortgage Revenue, Refunding, Series I, NATL Insured, 6.50%, 7/01/22	470,000	470,432
Los Angeles USD, GO,
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/27	5,000,000	5,450,900
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/28	5,000,000	5,440,400
Election of 2005, Series E, AGMC Insured, 5.00%, 7/01/27	5,800,000	6,323,044
McFarland PFAR, Water and Wastewater Financing Projects, Series A, AGMC Insured, 5.00%, 10/01/40	5,115,000	5,829,668
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%, 8/01/41	7,500,000	8,280,075
Montebello CRDA Tax Allocation, Montebello Hills Redevelopment Project, Refunding, NATL Insured, 5.60%, 3/01/19	2,020,000	2,041,715
Montebello USD, GO, Election of 2004, AGMC Insured, Pre-Refunded, 5.00%, 8/01/33	2,700,000	3,064,932
Monterey Peninsula USD, GO, Election of 2010, Series A, AGMC Insured, 5.75%, 8/01/41	17,500,000	21,219,625
Moorpark USD,
COP, Refunding, Assured Guaranty, 5.625%, 11/01/28	2,180,000	2,546,894
GO, Election of 2008, Capital Appreciation, Series A, Assured Guaranty, zero cpn., 8/01/32	5,870,000	2,822,824
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	3,200,000	4,069,376
Oak View USD, GO, AGMC Insured, 5.00%, 8/01/49	1,895,000	1,992,441
Oceanside USD, GO, Capital Appreciation, Election of 2008,
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/33	5,000,000	5,632,350
Series B, AGMC Insured, zero cpn., 8/01/38	10,590,000	3,819,284
Series B, AGMC Insured, zero cpn., 8/01/39	7,860,000	2,713,429
Orange County Sanitation District Wastewater Revenue, Refunding, Series A, 5.00%,
2/01/36	18,940,000	22,441,627
2/01/37	19,885,000	23,507,450
Orange Special Tax, CFD No. 06-1, Del Rio Public Improvements, Refunding, AGMC Insured, 5.00%, 10/01/40	7,500,000	8,537,550
Paramount USD, GO, Los Angeles County, Election of 2006,
AGMC Insured, 5.00%, 8/01/46	11,270,000	12,102,402
BAM Insured, 5.00%, 8/01/48	2,450,000	2,670,868
Patterson Joint USD, GO, Capital Appreciation, Series A, NATL Insured, zero cpn.,
8/01/22	1,900,000	1,538,601
8/01/23	1,985,000	1,547,784
8/01/24	2,075,000	1,534,691
8/01/25	2,170,000	1,533,496
8/01/26	2,265,000	1,527,176
Peralta Community College District GO, Election of 2006, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/01/24	6,000,000	6,612,240
Perris CFD No. 93-1 Special Tax, Series A, AMBAC Insured, 5.125%, 8/15/23	3,610,000	3,612,924
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%, 9/01/34	4,000,000	4,692,120
Perris UHSD, GO, Election of 2012, Series A, AGMC Insured, 5.00%, 9/01/42	5,000,000	5,561,500
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, 5.50%, 9/01/46	9,980,000	11,282,091
Pleasanton USD, COP, Refunding, AGMC Insured, 5.00%, 8/01/29	4,000,000	4,542,800
Pomona USD, GO, Election of 2008,
Series A, Assured Guaranty, 5.25%, 8/01/33	5,675,000	6,527,385
Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	18,001,280
Poway RDA Tax Allocation, Paguay Redevelopment Project,
AMBAC Insured, 5.00%, 12/15/25	9,195,000	9,201,345
Refunding, NATL Insured, 5.75%, 6/15/33	2,225,000	2,225,846
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.875%,
8/01/37	24,000,000	28,195,920
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn., 8/01/35	10,000,000	4,401,300
Ripon USD, GO, Election of 2012, Refunding, Series A, BAM Insured, zero cpn. to 8/01/18, 5.00% thereafter, 8/01/42	3,020,000	2,772,360
Riverside Electric Revenue, Issue D, AGMC Insured, 5.00%, 10/01/38	5,310,000	5,875,356
Rohnert Park Community Development Commission Tax Allocation Revenue, Redevelopment Project, Series R, NATL
Insured,
5.00%, 8/01/37	3,620,000	3,687,404
ETM, 5.00%, 8/01/37	1,380,000	1,458,784
Sacramento Area Flood Control Agency Special Assessment,
Consolidated, Capital AD, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/32	5,000,000	5,470,700
Subordinate, Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16	295,000	296,195
Sacramento County Airport System Revenue, Senior, Series B, Assured Guaranty, 5.50%, 7/01/34	16,320,000	18,395,904
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%, 9/01/30	5,435,000	6,221,281
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 5/01/22	28,405,000	19,535,823

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
San Buenaventura Public Facilities Financing Authority Waste Water Revenue, Series C, 5.00%, 1/01/39	8,500,000	9,693,400
San Buenaventura Public Facilities Financing Authority Water Revenue, Series C, 5.00%, 1/01/44	8,555,000	9,707,102
[a]San Francisco City and County Public Utilities Commission Water Revenue, Refunding, 5.00%, 11/01/36	5,000,000	5,875,650
San Francisco Community College District GO, Series A, NATL Insured, 5.00%, 6/15/26	6,000,000	6,019,020
San Gabriel USD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn.,
8/01/26	3,530,000	2,348,509
2/01/27	1,850,000	1,189,384
San Jacinto USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,988,419
San Joaquin Delta Community College District GO, Election of 2004,
Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/31	10,475,000	4,619,685
Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/32	15,185,000	6,301,471
Series A, AGMC Insured, 5.00%, 8/01/29	520,000	527,961
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	4,530,000	4,601,665
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A, NATL
Insured, zero cpn., 1/15/26	13,155,000	9,095,235
San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33	3,320,000	3,331,487
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/31	15,470,000	15,962,719
San Juan USD, GO, Election of 2002, BHAC Insured, Pre-Refunded, 5.00%, 8/01/31	5,000,000	5,079,100
San Marcos School Financing Authority Lease Revenue, AGMC Insured, 5.00%, 8/15/40	15,635,000	17,569,519
San Marino USD, GO, Election of 2000, Series A, NATL Insured, zero cpn., 7/01/25	6,080,000	4,620,374
Sanger Financing Authority Wastewater Revenue, Fresno County, Subordinate, AGMC Insured, 5.00%,
6/15/35	2,360,000	2,640,675
6/15/43	3,225,000	3,571,946
Sanger Financing Authority Water Revenue, Fresno County, AGMC Insured, 5.00%, 6/15/43	2,930,000	3,267,331
Santa Ana USD, COP, Capital Appreciation, Financing Project, AGMC Insured, zero cpn., 4/01/24	14,245,000	10,852,553
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.125%, 2/01/41	11,545,000	12,342,182
Santa Clara Valley Transportation Authority Sales Tax Revenue, Measure A, Refunding, Series A, 5.00%,
4/01/35	2,000,000	2,364,060
4/01/36	1,200,000	1,415,004
Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement, AMBAC Insured, 6.00%, 7/02/15	385,000	390,386
Santee School District GO, Election of 2006,
Series A, AGMC Insured, 5.00%, 8/01/31	6,845,000	7,453,452
Series B, Assured Guaranty, 5.00%, 8/01/38	1,000,000	1,106,650
Series B, Assured Guaranty, 5.00%, 8/01/48	5,250,000	5,703,232
Saugus/Hart School Facilities Financing Authority Lease Revenue, Series A, AGMC Insured, 5.00%,
9/01/35	2,000,000	2,285,260
9/01/40	1,500,000	1,687,035
Snowline Joint USD, COP, Refinancing Project, Refunding, Assured Guaranty, 5.00%, 9/01/34	13,390,000	15,113,962
Southern California Water Replenishment District Revenue COP, 5.00%, 8/01/41	10,000,000	11,175,000
Southern Mono Health Care District GO, Election of 2001, Series A, NATL Insured, zero cpn.,
8/01/28	2,340,000	1,222,697
8/01/29	2,440,000	1,197,479
8/01/30	2,550,000	1,174,913
8/01/31	2,660,000	1,159,627
Stanislaus USD, GO, Election of 2008,
Series A, Assured Guaranty, 5.625%, 8/01/33	4,140,000	4,833,988
Series B, AGMC Insured, Pre-Refunded, 5.125%, 8/01/41	3,400,000	4,166,632
Sulphur Springs USD, COP, Capital Appreciation, AGMC Insured, zero cpn. to 12/01/15, 6.50% thereafter, 12/01/37	15,000,000	17,657,250
Truckee PFA Tax Allocation Revenue, Truckee Redevelopment Project Loan, Series A, AGMC Insured,
5.00%, 9/01/30	1,255,000	1,455,536
5.375%, 9/01/37	5,000,000	5,844,500
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured,
5.375%, 5/01/33	3,185,000	3,642,907
5.50%, 5/01/38	8,305,000	9,635,793
Tustin CRDA Tax Allocation, Housing, AGMC Insured,
5.00%, 9/01/30	2,125,000	2,449,190
5.25%, 9/01/39	3,250,000	3,753,003
Union Elementary School District GO, Capital Appreciation,
Series A, NATL Insured, zero cpn., 9/01/24	2,000,000	1,536,660
Series B, NATL Insured, zero cpn., 9/01/25	5,500,000	4,038,045
Series B, NATL Insured, zero cpn., 9/01/26	5,850,000	4,085,933
University of California Revenues, Limited Project, Series D, NATL Insured, Pre-Refunded, 5.00%, 5/15/37	6,460,000	6,869,370
Val Verde USD,
COP, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	7,020,000	7,835,584
GO, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn., 8/01/34	1,000,000	847,340

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
GO, Riverside County, Election of 2012, Refunding, Series B, BAM Insured, 5.00%, 8/01/44	15,000,000	17,102,850
Vista RDA Successor Agency Tax Allocation, Vista Redevelopment Project, Refunding, Series B-1, AGMC Insured, 5.00%,
9/01/37	3,020,000	3,460,558
Vista USD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn.,
8/01/26	7,150,000	4,762,186
2/01/27	4,795,000	3,097,091
Washington Township Health Care District Revenue, Refunding,
5.00%, 7/01/18	2,000,000	2,006,300
5.125%, 7/01/23	450,000	451,296
Weaver USD, GO, Election of 2006, Series C, AMBAC Insured, zero cpn., 8/01/47	18,685,000	3,332,283
West Contra Costa USD, GO, Contra Costa County, Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,875,500
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC Insured, 6.50%,
8/01/41	4,000,000	4,981,240
West Kern Community College District COP, AMBAC Insured, 5.375%, 11/01/28	5,615,000	6,125,965
West Sacramento Area Flood Control Agency Assessment Revenue, AGMC Insured, 5.00%,
9/01/40	3,000,000	3,409,080
9/01/45	7,500,000	8,494,575
Western Placer USD, COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,096,620
Western Riverside County Water and Wastewater Finance Authority Revenue, Western Municipal Water District
Improvement, Assured Guaranty,
5.50%, 9/01/34	1,750,000	2,054,220
5.625%, 9/01/39	2,500,000	2,936,200
Wiseburn School District GO, Election of 2010,
Series A, AGMC Insured, 5.75%, 8/01/40	9,215,000	11,009,437
Series B, AGMC Insured, 5.625%, 5/01/41	10,000,000	11,901,900
Woodside Elementary School District GO, Election of 2005, NATL Insured, Pre-Refunded, 5.00%, 10/01/29	4,435,000	4,747,668
Yosemite Community College District GO, Election of 2004, Series C, AGMC Insured, 5.00%, 8/01/32	5,000,000	5,571,050
Total Municipal Bonds (Cost $1,564,749,510) 100.0%		1,779,758,326

Other Assets, less Liabilities (0.0)%†		(225,063)
Net Assets 100.0%		$1,779,533,263

† Rounds to less than 0.1% of net assets.
a Security purchased on a when-issued basis.

ABBREVIATIONS

Selected Portfolio

ABAG - The Association of Bay Area Governments
AD - Assessment District
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAM - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
CDA - Community Development Authority/Agency
CFD - Community Facilities District
COP - Certificate of Participation
CRDA - Community Redevelopment Authority/Agency
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GO - General Obligation
ID - Improvement District
MFHR - Multi-Family Housing Revenue
MUD - Municipal Utility District

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

NATL - National Public Financial Guarantee Corp.
PFA - Public Financing Authority
PFAR - Public Financing Authority Revenue
RDA - Redevelopment Agency/Authority
SFMR - Single Family Mortgage Revenue
UHSD - Unified/Union High School District
USD - Unified/Union School District
XLCA - XL Capital Assurance

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2015 (unaudited)

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.1%
California 94.9%
ABAG Finance Authority for Nonprofit Corps. Insured Senior Living Revenue, Odd Fellows Home of California, Refunding,
Series A, California Mortgage Insured, 5.00%,
4/01/23	$1,000,000	$1,200,990
4/01/24	1,000,000	1,194,530
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 5.00%, 5/15/20	2,000,000	2,222,440
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22	6,520,000	7,465,204
Jackson Laboratory, Refunding, 5.00%, 7/01/21	1,000,000	1,160,600
Jackson Laboratory, Refunding, 5.00%, 7/01/22	820,000	963,352
Jackson Laboratory, Refunding, 5.00%, 7/01/23	460,000	547,161
Jackson Laboratory, Refunding, 5.00%, 7/01/24	1,000,000	1,185,060
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured,
zero cpn., 10/01/17	10,000,000	9,545,400
Antelope Valley Community College District GO, Refunding, Series A, 5.00%, 8/01/25	4,210,000	5,214,253
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, AGMC Insured, zero cpn., 8/01/22	4,065,000	3,070,335
Baldwin Park USD, GO, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/24	5,265,000	3,402,664
Banning Utility Authority Water Enterprise Revenue, Refunding and Improvement Projects, NATL Insured, 5.00%, 11/01/21	1,080,000	1,153,440
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Refunding, Series F-1, 5.00%, 4/01/22	15,000,000	18,406,650
Series F, Pre-Refunded, 5.00%, 4/01/24	3,000,000	3,141,150
Bonita Canyon Public Facilities Financing Authority Special Tax, CFD No. 98-1, Refunding, 5.00%,
9/01/26	1,000,000	1,030,980
9/01/28	2,000,000	2,061,800
Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, NATL Insured, zero cpn.,
8/01/15	4,600,000	4,585,142
8/01/16	4,670,000	4,587,901
California Community College Financing Authority Lease Revenue, Coast Community College District, Series A, Pre-
Refunded, 5.00%, 6/01/26	1,220,000	1,479,165
California Infrastructure and Economic Development Bank Revenue, Broad Museum Project, Series A, 5.00%, 6/01/21	5,000,000	6,041,100
California State Department of Water Resources Power Supply Revenue,
Refunding, Series H, 5.00%, 5/01/22	7,400,000	8,338,172
Refunding, Series H, AGMC Insured, 5.00%, 5/01/22	5,000,000	5,633,900
Refunding, Series L, 5.00%, 5/01/22	12,000,000	14,116,680
Refunding, Series N, 5.00%, 5/01/21	10,845,000	13,097,940
Series H, AGMC Insured, 5.00%, 5/01/17	10,420,000	11,390,206
California State Department of Water Resources Water System Revenue, Central Valley Project,
Refunding, Series AE, 5.00%, 12/01/26	140,000	156,915
Refunding, Series AM, 5.00%, 12/01/23	10,000,000	12,435,600
Refunding, Series AM, 5.00%, 12/01/24	8,495,000	10,455,306
Refunding, Series AM, 5.00%, 12/01/25	5,000,000	6,141,100
Refunding, Series AS, 5.00%, 12/01/24	11,125,000	14,110,616
Refunding, Series AS, 5.00%, 12/01/25	6,130,000	7,695,234
Refunding, Series AS, 5.00%, 12/01/26	22,500,000	28,044,225
Series AE, Pre-Refunded, 5.00%, 12/01/26	4,860,000	5,484,461
California State Educational Facilities Authority Revenue,
Chapman University, Refunding, 5.00%, 4/01/25	5,000,000	5,821,900
Stanford University, Refunding, Series U-5, 5.00%, 5/01/21	40,000,000	48,439,200
University of San Francisco, 5.00%, 10/01/21	3,000,000	3,587,940
California State GO,
5.25%, 6/01/16	515,000	519,017
Refunding, 5.00%, 2/01/22	15,000,000	18,109,800
Refunding, 5.25%, 9/01/22	16,330,000	20,154,323
Refunding, 5.00%, 10/01/22	15,785,000	19,233,707
Various Purpose, Refunding, 5.00%, 12/01/27	5,000,000	6,005,800
Various Purpose, Refunding, 5.00%, 12/01/28	5,000,000	5,958,450
California State Health Facilities Financing Authority Revenue,
Catholic Healthcare West, Series K, Pre-Refunded, 5.125%, 7/01/22	9,250,000	9,361,925
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/19	2,000,000	2,057,240
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.00%, 2/01/24	2,000,000	2,467,680
[a] Marshall Medical Center, Refunding, California Mortgage Insured, 5.00%, 11/01/33	1,000,000	1,134,890

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
Providence Health & Services, Series C, Pre-Refunded, 5.75%, 10/01/19	1,440,000	1,681,344
Providence Health & Services, Series C, Pre-Refunded, 6.00%, 10/01/20	1,500,000	1,764,285
Scripps Health, Series A, 5.00%, 10/01/22	4,600,000	5,206,602
California State Municipal Finance Authority COP, Community Hospitals of Central California,
5.00%, 2/01/18	4,390,000	4,858,852
5.00%, 2/01/19	3,860,000	4,374,538
5.00%, 2/01/20	1,600,000	1,792,944
5.00%, 2/01/21	1,600,000	1,785,376
Refunding, 5.00%, 2/01/17	4,025,000	4,332,631
Refunding, 5.00%, 2/01/19	2,590,000	2,756,174
California State Municipal Finance Authority Revenue,
Kern Regional Center Project, Series A, 6.00%, 5/01/19	1,130,000	1,312,868
Kern Regional Center Project, Series A, 6.875%, 5/01/25	1,500,000	1,805,850
Loma Linda University, 5.00%, 4/01/24	1,180,000	1,275,663
South Central Los Angeles Regional Center Project, Community Impact Development, 5.25%, 12/01/27	3,990,000	4,388,641
California State Public Works Board Lease Revenue,
California State University Projects, Series B-1, 5.375%, 3/01/25	2,500,000	2,931,100
Department of Corrections and Rehabilitation, Series J, Pre-Refunded, 5.00%, 1/01/21	3,000,000	3,107,970
Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18	1,325,000	1,329,558
Department of General Services, Buildings 8 and 9, Series A, 5.75%, 4/01/23	4,000,000	4,714,640
Department of General Services, Buildings 8 and 9, Series A, 6.00%, 4/01/24	6,605,000	7,869,263
Series A, 5.00%, 9/01/26	10,000,000	12,131,500
Series D, 5.00%, 9/01/26	6,835,000	8,291,880
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 5.50%, 11/01/25	4,725,000	5,615,710
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 5.50%, 11/01/26	1,000,000	1,188,510
Trustees of the California State University, Series D, 5.00%, 9/01/25	2,920,000	3,520,556
Trustees of the California State University, Series D, 5.00%, 9/01/26	4,650,000	5,588,649
Various Capital Projects, Series A, Sub Series A-1, 5.25%, 3/01/22	7,475,000	8,770,193
Various Capital Projects, Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,402,311
Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/20	6,405,000	7,405,973
Various Capital Projects, Series G, Sub Series G-1, 5.125%, 10/01/22	14,555,000	16,915,530
California State University Revenue, Systemwide,
Refunding, Series A, 5.00%, 11/01/25	10,000,000	11,942,300
Series A, 5.00%, 11/01/26	11,000,000	13,266,660
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 4.50%, 5/15/25	1,155,000	1,330,214
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/23	10,000,000	11,218,600
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,439,350
Henry Mayo Newhall Memorial, Refunding, Series A, AGMC Insured, 5.00%, 10/01/26	1,000,000	1,173,200
Henry Mayo Newhall Memorial, Refunding, Series A, AGMC Insured, 5.00%, 10/01/28	1,250,000	1,440,713
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/22	8,000,000	8,856,000
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/18	2,905,000	3,271,669
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/19	3,035,000	3,456,956
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/19	3,075,000	3,536,896
Poway RHF Housing, Series A, California Mortgage Insured, 5.00%, 11/15/28	500,000	585,770
The Redwoods Project, Refunding, California Mortgage Insured, 5.00%, 11/15/28	1,000,000	1,171,540
Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,416,640
Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,661,442
Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	8,217,565
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%, 10/01/19	1,000,000	1,000,710
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%, 10/01/20	1,000,000	1,000,520
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%, 10/01/21	3,000,000	3,000,870
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.25%, 7/20/24	3,540,000	3,901,363
Carson RDA, Tax Allocation Housing, Series A, 5.00%,
10/01/22	1,975,000	2,195,924
10/01/23	2,135,000	2,368,078
10/01/24	2,245,000	2,481,668
10/01/25	1,700,000	1,867,433
Castaic Lake Water Agency Revenue COP, Water System Improvement Project, Capital Appreciation, AMBAC Insured, zero
cpn., 8/01/22	10,445,000	8,706,430
Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID No. 04-02, 5.00%, 9/02/24	970,000	972,765
Chabot-Las Positas Community College District GO, Alameda and Contra Costa Counties, Refunding, 5.00%, 8/01/24	6,715,000	8,182,698
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/17	5,235,000	5,127,892
Clovis Wastewater Revenue, Refunding, BAM Insured, 5.00%, 8/01/28	1,200,000	1,392,912

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
Clovis Water Revenue, Refunding, BAM Insured, 5.00%,
3/01/26	2,620,000	3,075,146
3/01/27	1,000,000	1,161,280
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,441,079
Conejo Valley USD, GO, Election of 1998, Series C, AGMC Insured, zero cpn., 8/01/17	2,500,000	2,423,750
Contra Costa Water District Water Revenue, Contra Costa County, Refunding, Series T, 5.00%, 10/01/26	3,400,000	4,234,802
Corona-Norco USD,
COP, Series A, AGMC Insured, 5.00%, 4/15/19	1,310,000	1,488,239
COP, Series A, AGMC Insured, 5.00%, 4/15/22	1,465,000	1,695,723
GO, Capital Appreciation, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30% thereafter, 8/01/25	4,645,000	4,309,167
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/24	1,565,000	1,831,613
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/25	1,000,000	1,156,530
Cupertino USD, GO, Santa Clara County,
Election of 2012, Series B, 5.00%, 8/01/26	1,285,000	1,600,121
Election of 2012, Series B, 5.00%, 8/01/27	1,500,000	1,846,425
Election of 2012, Series B, 5.00%, 8/01/28	1,000,000	1,218,730
Refunding, 5.00%, 8/01/22	1,690,000	1,998,898
Desert Sands USD,
COP, Financing Project, AGMC Insured, 5.00%, 3/01/19	2,090,000	2,312,083
GO, Election of 2001, 5.25%, 8/01/21	2,015,000	2,288,214
East Bay MUD Wastewater System Revenue, Refunding, Series A, 5.00%,
6/01/25	2,845,000	3,602,282
6/01/26	3,650,000	4,635,719
6/01/27	1,500,000	1,914,645
6/01/29	1,000,000	1,278,660
East Bay MUD Water System Revenue, Refunding, Series A, 5.00%, 6/01/28	10,000,000	12,372,400
East Side UHSD Santa Clara County GO, Refunding, AGMC Insured, 5.00%,
8/01/20	2,800,000	3,293,668
8/01/21	2,140,000	2,508,936
8/01/22	3,090,000	3,602,075
Eden Township Healthcare District COP, 5.00%, 6/01/18	1,505,000	1,626,258
Fairfax School District GO, Election of 2000, Series A, NATL Insured, 5.00%, 11/01/17	370,000	387,064
Folsom PFA Special Tax Revenue,
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,175,659
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,235,532
Refunding, Series A, 5.00%, 9/01/19	1,000,000	1,132,310
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,453,934
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,501,461
Refunding, Series A, 5.00%, 9/01/22	1,400,000	1,563,310
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Convertible Capital Appreciation, Refunding, Series A,
AGMC Insured, zero cpn. to 1/14/24, 5.30% thereafter, 1/15/29	19,895,000	15,202,366
zero cpn. to 1/14/24, 5.70% thereafter, 1/15/25	2,500,000	1,873,750
zero cpn. to 1/15/24, 5.80% thereafter, 1/15/26	3,760,000	2,849,102
zero cpn. to 1/15/24, 5.90% thereafter, 1/15/27	6,395,000	4,893,454
Fullerthon School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%,
9/01/27	1,000,000	1,170,360
9/01/28	1,040,000	1,206,161
[a]Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset Backed, Series A, 5.00%,
6/01/32	5,000,000	5,793,350
Imperial Community College District GO, Refunding, AGMC Insured, 5.00%,
8/01/21	1,010,000	1,180,074
8/01/22	1,170,000	1,378,424
8/01/23	1,350,000	1,599,467
Irvine 1915 Act Special Assessment, Limited Obligation, Reassessment District No. 11-1, 5.00%, 9/02/26	500,000	519,155
Irvine USD Financing Authority Special Tax, Series A,
4.70%, 9/01/15	1,040,000	1,054,570
4.80%, 9/01/17	1,325,000	1,356,442
4.875%, 9/01/18	1,490,000	1,524,881
5.00%, 9/01/20	1,095,000	1,119,583
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,172,750
Refunding, Series A, 5.00%, 9/01/28	1,275,000	1,489,532
Refunding, Series A, 5.00%, 9/01/29	530,000	616,809
Series A, AGMC Insured, 5.00%, 9/01/30	2,750,000	3,169,348
Series A, AGMC Insured, 5.00%, 9/01/33	5,000,000	5,674,750

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
Lake Elsinore PFA Local Agency Revenue, Refunding, 5.00%, 9/01/30	5,405,000	6,042,087
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.00%, 8/01/24	1,300,000	1,505,738
Lee Lake PFAR, Special Tax, junior lien, Refunding, Series B,
5.00%, 9/01/27	1,795,000	1,946,085
5.25%, 9/01/29	1,035,000	1,132,787
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, Pre-Refunded, 5.00%, 12/01/19	5,000,000	5,157,450
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/17	3,950,000	4,312,966
Los Angeles Community College District GO, Refunding, Series A, 5.00%, 8/01/26	15,000,000	18,421,800
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A, 5.00%, 8/15/20	20,000,000	22,542,400
Los Angeles County MTA Proposition A First Tier Senior Sales Tax Revenue, Refunding, Series A, 5.00%,
7/01/26	6,315,000	7,822,390
7/01/27	6,630,000	8,143,894
Los Angeles County MTA Sales Tax Revenue, Proposition C,
Refunding, Series B, 5.00%, 7/01/23	5,000,000	6,078,250
Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	17,776,500
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Refunding, Series A, 5.00%,
10/01/22	2,750,000	3,307,645
[a]Los Angeles County Schools Pooled Financing Program COP, Compton USD, Refunding, Series A, AGMC Insured, 5.00%,
6/01/22	1,990,000	2,327,186
6/01/23	2,080,000	2,440,339
6/01/24	2,190,000	2,568,038
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/25	5,135,000	6,226,804
[a] Refunding, Series A, 5.00%, 7/01/30	10,000,000	11,905,300
Refunding, Series C, 5.00%, 7/01/27	10,000,000	12,162,300
Series D, 5.00%, 7/01/26	2,600,000	3,203,434
Series D, 5.00%, 7/01/27	2,000,000	2,428,760
Series D, 5.00%, 7/01/28	2,550,000	3,070,863
Los Angeles GO, Judgement Obligation, Series A, 5.00%, 6/01/18	5,650,000	6,332,633
Los Angeles USD,
COP, 5.00%, 12/01/20	3,830,000	4,541,154
GO, Election of 2004, Series F, FGIC Insured, Pre-Refunded, 5.00%, 7/01/21	5,975,000	6,325,852
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	16,564,470
GO, Refunding, Series A-1, FGIC Insured, 5.00%, 7/01/25	6,265,000	6,335,920
GO, Refunding, Series A-2, 5.00%, 7/01/21	5,000,000	6,038,000
GO, Series D, 5.00%, 7/01/27	3,410,000	3,928,320
GO, Series I, 5.00%, 7/01/18	5,000,000	5,647,200
Los Angeles Wastewater System Revenue, Subordinate, Refunding,
Series A, 5.00%, 6/01/27	9,145,000	10,995,033
Series B, 5.00%, 6/01/28	11,700,000	13,698,594
Manteca USD Special Tax, CFD No. 1989-2, Series B, AGMC Insured, 5.00%,
9/01/22	1,000,000	1,195,780
9/01/26	1,280,000	1,505,434
Marina Joint Powers Financing Authority MFHR, Abrams B Apartments Financing, Mandatory Put 11/15/16, FNMA Insured,
3.90%, 11/15/36	3,440,000	3,536,939
3.95%, 11/15/36	1,245,000	1,281,217
Martinez USD, GO, Election of 2010, Capital Appreciation, 5.375%, 8/01/26	5,000,000	6,330,900
Metropolitan Water District of Southern California Revenue, Refunding, Series E, 5.00%,
7/01/22	23,900,000	29,473,719
7/01/23	20,000,000	25,004,400
7/01/24	1,110,000	1,403,662
Metropolitan Water District of Southern California Water Revenue, Refunding, Series C, 5.00%, 10/01/26	8,010,000	9,645,161
Montebello USD, GO, Capital Appreciation, NATL Insured, zero cpn.,
8/01/18	1,455,000	1,377,579
8/01/19	1,480,000	1,361,955
Moreno Valley USD, GO, Capital Appreciation, Refunding, NATL Insured, zero cpn., 8/01/24	7,500,000	5,738,850
Mount Diablo USD, GO, Contra Costa County, Election of 2002, Refunding, Series B-2, 5.00%, 7/01/27	3,200,000	3,786,848
Mount San Antonio Community College District GO, Los Angeles County, Election of 2008, Series A, zero cpn. to 8/01/23,
5.875% thereafter, 8/01/28	6,000,000	5,157,600
Murrieta PFA Special Tax Revenue, Refunding, 5.00%,
9/01/20	1,225,000	1,409,179
9/01/22	1,495,000	1,765,221
9/01/24	1,810,000	2,115,691
9/01/25	1,000,000	1,159,350

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
New Haven USD, GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn.,
8/01/22	11,750,000	9,716,545
8/01/23	3,200,000	2,536,448
Northern California Power Agency Revenue, Geothermal Project No. 3, Series A,
5.00%, 7/01/23	2,000,000	2,295,660
5.25%, 7/01/24	2,000,000	2,316,180
Oakland USD Alameda County GO, Election of 2006, Series A, 6.50%, 8/01/23	2,200,000	2,574,814
Orange County Sanitation District Wastewater Revenue, Refunding, Series A, 5.00%, 2/01/30	15,965,000	19,444,891
Oxnard Financing Authority Local Obligation Special Assessment, senior lien, Special District Bond Refinancings, Refunding,
Series A, 5.00%, 9/02/26	1,040,000	1,216,467
Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1, As Amended, Series A, NATL Insured, 5.00%,
4/01/23	7,690,000	7,908,319
Palo Alto 1915 Act Special Assessment, Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street
Parking AD, 5.00%,
9/02/28	1,000,000	1,124,260
9/02/29	1,280,000	1,430,963
Palo Verde Community College District COP, AMBAC Insured, 5.00%,
1/01/22	1,015,000	1,065,405
1/01/23	1,065,000	1,117,803
1/01/24	1,070,000	1,122,644
Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X, 5.35%, 12/01/16	685,000	706,365
Poway USD, PFA Special Tax Revenue, BAM Insured, 5.00%,
10/01/31	1,700,000	1,956,037
10/01/32	1,850,000	2,109,259
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series A, 5.00%,
7/01/16	1,420,000	1,483,531
7/01/21	1,695,000	1,822,295
Redlands USD, GO, Election of 2002, AGMC Insured, 5.00%, 7/01/19	1,000,000	1,003,700
The Regents of the University of California Revenue, General,
Series AM, 5.00%, 5/15/27	3,000,000	3,676,500
Series AM, 5.00%, 5/15/28	1,835,000	2,228,552
Series U, 5.00%, 5/15/19	4,060,000	4,700,871
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.00%,
8/01/19	2,010,000	2,310,977
8/01/20	2,315,000	2,656,393
8/01/21	2,050,000	2,351,371
Riverside Community College District GO, Riverside and San Bernardino Counties, Refunding, Series A, 5.00%, 8/01/27	3,550,000	4,326,492
Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, NATL Insured, 5.00%, 11/01/18	1,540,000	1,582,843
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	940,000	1,045,957
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%, 12/01/26	1,025,000	1,273,655
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25	1,225,000	1,492,442
Riverside County Transportation Commission Sales Tax Revenue, Refunding, Series A, 5.25%,
6/01/25	3,500,000	4,367,440
6/01/27	4,000,000	4,920,160
Sacramento City Financing Authority Special Tax Revenue, Westlake and Regency Park, Refunding, Series A, AGMC
Insured, 5.00%, 9/01/21	1,305,000	1,524,057
Sacramento County COP, Refunding,
5.375%, 2/01/23	3,400,000	3,848,426
5.50%, 2/01/25	3,770,000	4,295,953
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County Sanitation District,
Refunding, Series A, 5.00%, 12/01/29	2,000,000	2,398,000
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott Ranch, Refunding,
5.00%, 9/01/20	1,510,000	1,737,195
Sacramento MUD Electric Revenue, Refunding, Series X, 5.00%, 8/15/25	10,000,000	11,824,200
San Bernardino County COP, Arrowhead Project, Refunding, Series A, 5.25%, 8/01/26	15,000,000	17,145,000
San Bernardino County Transportation Authority Revenue, Sales Tax Revenue, Series A, 5.00%,
3/01/30	2,685,000	3,187,525
3/01/31	5,090,000	6,007,167
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A, 5.00%, 9/01/26	8,000,000	9,216,080
San Diego RDA Tax Allocation Revenue, Naval Training Center, Series A, 5.00%, 9/01/25	1,000,000	1,087,720
San Francisco BART District GO, Election of 2004, Series C, 5.00%,
8/01/27	2,640,000	3,217,025
8/01/28	3,500,000	4,229,400

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
San Francisco City and County Airport Commission International Airport Revenue,
Issue 34D, Refunding, Second Series, 5.25%, 5/01/26	5,425,000	6,125,584
Refunding, Second Series G, 5.00%, 5/01/23	4,970,000	5,925,830
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/24	8,400,000	9,570,792
San Francisco City and County GO, Clean and Safe Neighborhood Parks, Series B, 4.75%, 6/15/19	2,610,000	3,002,648
[a]San Francisco City and County Public Utilities Commission Water Revenue, Refunding, 5.00%, 11/01/28	5,000,000	6,064,350
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%, 6/01/24	10,275,000	11,999,145
San Francisco City and County RDA Successor Agency Tax Allocation, Mission Bay South Redevelopment Project, Series
A, 5.00%,
8/01/30	1,080,000	1,215,248
8/01/34	1,110,000	1,230,291
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
Mission Bay North Redevelopment, Series C, 5.875%, 8/01/25	1,000,000	1,177,510
Mission Bay South Redevelopment, Series D, 5.50%, 8/01/19	1,030,000	1,167,268
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/21	1,000,000	1,150,210
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/23	1,000,000	1,149,770
Mission Bay South Redevelopment, Series D, 6.00%, 8/01/25	1,465,000	1,667,903
Mission Bay South Redevelopment, Series D, 6.125%, 8/01/26	1,550,000	1,771,526
San Francisco Redevelopment Projects, Series B, 6.125%, 8/01/26	1,000,000	1,223,350
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,000,000	13,136,410
senior lien, Refunding, Series A, 5.00%, 1/15/29	10,000,000	11,357,300
San Jose RDA Tax Allocation, Merged Area Redevelopment Project,
Refunding, Series D, AMBAC Insured, 5.00%, 8/01/23	13,000,000	13,860,860
Series B, XLCA Insured, 5.00%, 8/01/26	8,000,000	8,300,160
San Luis and Delta-Mendota Water Authority Revenue, DHCCP Development Project, Refunding, Series A, BAM Insured,
5.00%, 3/01/29	1,000,000	1,161,280
[a]San Mateo County Transit District Revenue, Refunding, Series A, 5.00%, 6/01/28	3,000,000	3,699,360
Sanger Financing Authority Wastewater Revenue, Refunding, AGMC Insured, 5.00%, 6/15/34	7,000,000	8,052,940
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.00%,
8/01/19	1,325,000	1,434,405
8/01/20	1,510,000	1,634,681
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A, 6.00%, 9/01/22	5,000,000	6,041,500
Santa Ana USD, GO, Election of 2008, Series A, 5.25%, 8/01/25	2,000,000	2,257,900
Sequoia UHSD, GO, Refunding, 5.00%,
7/01/27	4,185,000	5,131,982
7/01/28	4,375,000	5,312,125
Sonoma-Marin Area Rail Transit District Measure Q Sales Tax Revenue, Series A, 5.00%,
3/01/25	15,410,000	18,467,960
3/01/27	11,945,000	14,153,989
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A,
5.25%, 9/01/24	3,500,000	4,063,010
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/19	2,500,000	2,851,350
Southern California Public Power Authority Revenue,
Canyon Power Project, Refunding, Series A, 5.00%, 7/01/19	1,500,000	1,742,595
Southern Transmission Project, Subordinate, Refunding, Series C, 5.00%, 7/01/26	5,000,000	6,182,150
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.00%, 5/01/28	1,040,000	1,188,200
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/24	5,000,000	5,709,600
Tustin CRDA Tax Allocation, Housing, AGMC Insured, 5.00%,
9/01/24	1,000,000	1,172,720
9/01/25	1,000,000	1,172,150
University of California Revenues, General, Refunding, Series S, 5.00%, 5/15/19	8,145,000	9,240,095
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,369,396
West Kern Community College District COP, AMBAC Insured,
5.00%, 11/01/20	1,015,000	1,104,959
5.00%, 11/01/21	1,065,000	1,159,391
5.00%, 11/01/22	1,115,000	1,214,202
5.125%, 11/01/23	1,170,000	1,276,575
5.125%, 11/01/24	1,230,000	1,341,426
Whittier UHSD, GO, Capital Appreciation, Refunding, zero cpn.,
8/01/24	7,755,000	5,375,921
8/01/26	10,045,000	6,115,095

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.00%, 9/01/26	1,435,000	1,769,025
		1,483,400,275
U.S. Territories 3.2%
Guam 0.5%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.25%, 12/01/17	2,305,000	2,546,241
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%,
10/01/21	2,000,000	2,383,180
10/01/22	2,000,000	2,405,640
		7,335,061
Puerto Rico 2.7%
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.25%, 7/01/16	2,500,000	2,590,175
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,087,700
Series RR, NATL Insured, 5.00%, 7/01/21	5,000,000	5,005,350
Series WW, 5.375%, 7/01/23	5,000,000	2,937,500
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	5,000,000	3,113,700
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/23	11,645,000	12,504,168
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 6.00%, 8/01/24	8,000,000	4,377,440
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 5.00%, 8/01/24	10,000,000	6,998,200
		42,614,233
Total U.S. Territories		49,949,294
Total Municipal Bonds (Cost $1,431,983,569) 98.1%		1,533,349,569

Other Assets, less Liabilities 1.9%		29,437,949
Net Assets 100.0%		$1,562,787,518

a Security purchased on a when-issued basis.

ABBREVIATIONS

Selected Portfolio

1915 Act - Improvement Bond Act of 1915
ABAG - The Association of Bay Area Governments
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAM - Build America Mutual Assurance Co.
BART - Bay Area Rapid Transit
CDA - Community Development Authority/Agency
CFD - Community Facilities District
COP - Certificate of Participation
CRDA - Community Redevelopment Authority/Agency
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GO - General Obligation
ID - Improvement District
MFHR - Multi-Family Housing Revenue
MTA - Metropolitan Transit Authority
MUD - Municipal Utility District
NATL - National Public Financial Guarantee Corp.
PBA - Public Building Authority
PFA - Public Financing Authority

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

PFAR - Public Financing Authority Revenue
RDA - Redevelopment Agency/Authority
UHSD - Unified/Union High School District
USD - Unified/Union School District
XLCA - XL Capital Assurance

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2015 (unaudited)

Franklin California Tax-Exempt Money Fund	Principal Amount	Value
Municipal Bonds 100.2%
California 100.2%
[a]California HFAR, MFH III, Refunding, Series F, Weekly VRDN and Put, 0.02%, 2/01/32	$6,025,000	$6,025,000
[a]California Infrastructure and Economic Development Bank Revenue,
American National Red Cross, Refunding, Weekly VRDN and Put, 0.01%, 9/01/34	4,300,000	4,300,000
Los Angeles Special Project, Series A, Weekly VRDN and Put, 0.03%, 7/01/33	6,200,000	6,200,000
[a]California PCFA, PCR,
Exxon Mobil Project, Refunding, Series 2000, Daily VRDN and Put, 0.03%, 4/01/17	18,800,000	18,800,000
Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put, 0.02%, 11/01/26	12,800,000	12,800,000
Pacific Gas and Electric Co., Refunding, Series E, Daily VRDN and Put, 0.01%, 11/01/26	5,000,000	5,000,000
Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put, 0.01%, 11/01/26	9,500,000	9,500,000
California State Department of Water Resources Revenue, TECP, 0.04%, 5/07/15	5,253,000	5,253,000
[a]California State Educational Facilities Authority Revenue,
Stanford University, Refunding, Series L-3, Weekly VRDN and Put, 0.01%, 10/01/15	7,490,000	7,490,000
Stanford University, Refunding, Series L-5, Weekly VRDN and Put, 0.01%, 10/01/17	7,000,000	7,000,000
Various, California Institute of Technology, Refunding, Series A, Weekly VRDN and Put, 0.01%, 10/01/36	1,100,000	1,100,000
Various, California Institute of Technology, Series B, Weekly VRDN and Put, 0.01%, 10/01/36	21,850,000	21,850,000
Various, Stanford University, Refunding, Series L, Weekly VRDN and Put, 0.01%, 10/01/22	10,000,000	10,000,000
[a]California State GO,
Kindergarten, Refunding, Series A3, Daily VRDN and Put, 0.01%, 5/01/34	4,200,000	4,200,000
Series A, Sub Series A-2, Daily VRDN and Put, 0.01%, 5/01/33	33,525,000	33,525,000
Various Purpose, Refunding, Series A, Sub Series A1-2, Weekly VRDN and Put, 0.01%, 5/01/40	9,800,000	9,800,000
[a]California State Health Facilities Financing Authority Revenue,
Children's Hospital of Orange County, Refunding, Series C, Weekly VRDN and Put, 0.01%, 11/01/38	5,800,000	5,800,000
Children's Hospital of Orange County, Series D, Weekly VRDN and Put, 0.01%, 11/01/34	8,500,000	8,500,000
Health Facility, Catholic Healthcare West, Series B, Weekly VRDN and Put, 0.01%, 3/01/47	11,725,000	11,725,000
Health Facility, Catholic Healthcare West, Series C, Weekly VRDN and Put, 0.01%, 3/01/47	13,000,000	13,000,000
St. Joseph Health System, Refunding, Series B, Daily VRDN and Put, 0.01%, 7/01/41	27,275,000	27,275,000
[a]California State HFAR,
MF, Montecito Village, Series B, FHLMC Insured, Weekly VRDN and Put, 0.02%, 4/01/43	6,325,000	6,325,000
MFH III, Series A, Weekly VRDN and Put, 0.02%, 8/01/40	4,925,000	4,925,000
[a]California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone Bonds,
Series A, Daily VRDN and Put, 0.03%, 11/01/35	5,500,000	5,500,000
Series B, Daily VRDN and Put, 0.01%, 11/01/35	22,700,000	22,700,000
California State RAN, 1.50%, 6/22/15	15,000,000	15,046,758
[a]California Statewide CDA Revenue, John Muir Health, Refunding,
Series A, Daily VRDN and Put, 0.01%, 8/15/36	9,035,000	9,035,000
Series C, Daily VRDN and Put, 0.01%, 8/15/27	19,100,000	19,100,000
[a]Calleguas-Las Virgenes PFAR, Municipal Water District Project, Refunding, Series A, Weekly VRDN and Put, 0.01%,
7/01/37	22,765,000	22,765,000
[a]East Bay MUD Water System Revenue, Refunding, Series A-1, Weekly VRDN and Put, 0.01%, 6/01/38	12,350,000	12,350,000
[a]Hillsborough COP, Refunding, Series A, Weekly VRDN and Put, 0.10%, 6/01/30	3,100,000	3,100,000
[a]Irvine 1915 Act Special Assessment, Limited Obligation Improvement,
AD No. 94-13, Daily VRDN and Put, 0.03%, 9/02/22	3,219,000	3,219,000
AD No. 94-15, Refunding, Daily VRDN and Put, 0.03%, 9/02/20	2,640,000	2,640,000
AD No. 97-16, Daily VRDN and Put, 0.03%, 9/02/22	4,800,000	4,800,000
[a]Irvine Ranch Water District GO, ID, Consolidated, Series B, Daily VRDN and Put, 0.02%, 10/01/41	28,340,000	28,340,000
[a]Los Angeles County Housing Authority MFHR,
Canyon Country Villas Project, Series H, Weekly VRDN and Put, 0.02%, 12/01/32	7,300,000	7,300,000
Malibu Meadows II Project, Refunding, Series C, Weekly VRDN and Put, 0.02%, 4/15/28	9,500,000	9,500,000
Malibu Meadows Project, Refunding, Series B, FNMA Insured, Weekly VRDN and Put, 0.02%, 4/15/28	9,425,000	9,425,000
[a]Los Angeles County MFMR, Housing, Valencia Housing Project, Series C, FHLMC Insured, Weekly VRDN and Put, 0.02%,
4/01/31	12,325,000	12,325,000
Los Angeles County Revenue, TRAN, 1.50%, 6/30/15	5,000,000	5,016,986
[a]Los Angeles Department of Water and Power Revenue,
Refunding, Series B, Sub Series B-2, Weekly VRDN and Put, 0.01%, 7/01/34	10,700,000	10,700,000
Various, Series B, Sub Series B-3, Daily VRDN and Put, 0.01%, 7/01/34	16,550,000	16,550,000
Water System, Refunding, Sub Series B-1, Weekly VRDN and Put, 0.01%, 7/01/35	8,100,000	8,100,000
Water System, Series B, Sub Series B-2, Daily VRDN and Put, 0.02%, 7/01/35	16,600,000	16,600,000
Los Angeles Revenue, TRAN, 1.50%, 6/25/15	10,000,000	10,032,300
Los Angeles Wastewater System Revenue, TECP, Series A-1, 0.07%, 6/16/15	10,000,000	10,000,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
[a]Metropolitan Water District of Southern California Special Water Revenue, Refunding, Series D, Weekly VRDN and Put,
0.01%, 7/01/35	17,900,000	17,900,000
[a]Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.01%,
7/01/35	8,100,000	8,100,000
[a]Oceanside MFHR, Shadow Way Apartments Project, Weekly VRDN and Put, 0.02%, 3/01/49	7,425,000	7,425,000
[a]Orange County Apartment Development Revenue, Park Ridge Villas, Issue 1, Refunding, FNMA Insured, Weekly VRDN and
Put, 0.02%, 11/15/28	9,100,000	9,100,000
[a]Orange County Housing Authority MF Apartment Development Revenue, Lantern Pines Project, Series CC, FNMA Insured,
Weekly VRDN and Put, 0.02%, 12/01/27	4,045,000	4,045,000
[a]Sacramento MUD Electric Revenue, sub. bond, Refunding, Series K, Weekly VRDN and Put, 0.02%, 8/15/28	23,000,000	23,000,000
[a]San Diego County Regional Transportation Commission Sales Tax Revenue,
Limited Tax, Refunding, Series A, Weekly VRDN and Put, 0.02%, 4/01/38	9,000,000	9,000,000
Refunding, Series D, Weekly VRDN and Put, 0.01%, 4/01/38	20,305,000	20,305,000
[a]San Francisco City and County Finance Corp. Revenue, Moscone Center, Refunding, Series 2008-1, Weekly VRDN and
Put, 0.01%, 4/01/30	5,000,000	5,000,000
[a]Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities Replacement Project, Series B,
Weekly VRDN and Put, 0.03%, 11/15/25	19,000,000	19,000,000
[a]Santa Clara County MFHR, The Grove Garden Apartments, Refunding, Series A, Weekly VRDN and Put, 0.02%, 2/15/27	2,200,000	2,200,000
[a]Santa Clara Valley Transportation Authority Sales Tax Revenue, Refunding,
Series A, Weekly VRDN and Put, 0.01%, 6/01/26	16,035,000	16,035,000
Series C, Weekly VRDN and Put, 0.02%, 6/01/26	6,985,000	6,985,000
[a]University of California Revenues,
General, Refunding, Series A, Weekly VRDN and Put, 0.02%, 5/15/48	8,000,000	8,000,000
General, Series AL-1, Weekly VRDN and Put, 0.01%, 5/15/48	13,800,000	13,800,000
Regents, General, Refunding, Series AL-3, Weekly VRDN and Put, 0.02%, 5/15/48	5,000,000	5,000,000
[a]Walnut Creek MFHR, Creekside Drive, FHLMC Insured, Weekly VRDN and Put, 0.03%, 4/01/27	3,730,000	3,730,000
Total Investments (Cost $683,163,044) 100.2%		683,163,044

Other Assets, less Liabilities (0.2)%		(1,063,549)
Net Assets 100.0%		$682,099,495

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

1915 Act - Improvement Bond Act of 1915
AD - Assessment District
CDA - Community Development Authority/Agency
COP - Certificate of Participation
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
HFAR - Housing Finance Authority Revenue
ID - Improvement District
MF - Multi-Family
MFH - Multi-Family Housing
MFHR - Multi-Family Housing Revenue
MFMR - Multi-Family Mortgage Revenue
MUD - Municipal Utility District
PCFA - Pollution Control Financing Authority
PCR - Pollution Control Revenue
PFAR - Public Financing Authority Revenue
RAN - Revenue Anticipation Note
TECP - Tax-Exempt Commercial Paper
TRAN - Tax and Revenue Anticipation Note

Franklin California Tax-Free Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds’ calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Securities in the Franklin California Tax-Exempt Money Fund are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At March 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin California	Franklin California	Franklin
	Insured Tax-Free	Intermediate-Term	California Tax-
	Income Fund	Tax-Free Income Fund	Exempt Money

Cost of investments	$1,563,893,878	$1,431,608,493	$683,163,044

Unrealized appreciation	$217,647,690	$113,602,217	$-
Unrealized depreciation	(1,783,242)	(11,861,141)	-
Net unrealized appreciation (depreciation)	$215,864,448	$101,741,076	$-

4. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within California. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2015, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. MONEY FUND REFORM

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). It will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management is currently evaluating the impact of these rule amendments. Compliance dates for the various amendments become effective during the period July 2015 through October 2016.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  May 27, 2015